Employee Benefit Plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Employee Benefit Plans (Details) [Line Items]
Contributions to defined benefit plans (in Dollars)			$ 2.6
Description of medical trend rate	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2023 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2023 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.
Defined benefit plans (in Dollars)		$ 1.6
Canadian [Member]
Employee Benefit Plans (Details) [Line Items]
Defined benefit plans (in Dollars)		$ 1.1
U.S [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration	10 years	10 years
Defined benefit plans (in Dollars)		$ 3.6
Canadian Pension Plans [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration	12 years	12 years
Canadian Pension Plans [Member] | Canadian [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration	19 years	19 years
Post-employment medical defined benefit plans [member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration	12 years	12 years
Post-employment medical defined benefit plans [member] | Canadian [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration	21 years	21 years